Form N-1A Supplement	Jun. 30, 2026
T. Rowe Price U.S. Equity Research ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated March 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.